Diversified Value Portfolio
Schedule of Investments (unaudited)
As of March 31, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (93.8%)
Communication Services (8.3%)
*	Alphabet Inc. Class A	21,668	60,266
*	Discovery Inc. Class C	347,379	8,674
	Comcast Corp. Class A	173,338	8,116
*	Walt Disney Co.	50,650	6,947
	Vodafone Group plc ADR	368,149	6,119
	News Corp. Class A	258,744	5,731
	Paramount Global Class B	89,100	3,369
	Omnicom Group Inc.	29,391	2,495
			101,717
Consumer Discretionary (10.0%)
*	Amazon.com Inc.	9,351	30,484
	McDonald's Corp.	57,753	14,281
*	General Motors Co.	285,883	12,504
	Dollar General Corp.	42,188	9,392
	Lowe's Cos. Inc.	46,332	9,368
	Magna International Inc.	142,575	9,169
	Starbucks Corp.	90,875	8,267
	Home Depot Inc.	26,725	8,000
*	Aptiv plc	58,942	7,056
*	Booking Holdings Inc.	1,800	4,227
	NIKE Inc. Class B	30,296	4,077
	Harley-Davidson Inc.	49,317	1,943
*	Adient plc	41,837	1,706
*	Goodyear Tire & Rubber Co.	109,808	1,569
			122,043
Consumer Staples (4.6%)
	Coca-Cola Co.	216,386	13,416
	Procter & Gamble Co.	85,685	13,093
	Sysco Corp.	113,270	9,249
	Unilever plc ADR	135,493	6,174
	PepsiCo Inc.	31,797	5,322
	Mondelez International Inc. Class A	69,919	4,390
	Colgate-Palmolive Co.	54,086	4,101
			55,745
Energy (7.6%)
	ConocoPhillips	189,278	18,928
	Marathon Oil Corp.	720,587	18,094
	APA Corp.	287,653	11,889
	Shell plc ADR	163,236	8,966
	NOV Inc.	379,315	7,438
	Hess Corp.	68,912	7,376

		Shares	Market Value ($000)
	Halliburton Co.	175,779	6,657
	Murphy Oil Corp.	105,040	4,243
	Cenovus Energy Inc.	200,500	3,344
	Schlumberger NV	68,400	2,826
	Baker Hughes Co. Class A	67,300	2,450
			92,211
Financials (17.6%)
	Bank of America Corp.	613,315	25,281
	Intercontinental Exchange Inc.	190,339	25,148
	Citigroup Inc.	406,753	21,721
	American Express Co.	108,349	20,261
	American International Group Inc.	311,502	19,553
	Wells Fargo & Co.	385,633	18,688
	PNC Financial Services Group Inc.	69,607	12,839
	Marsh & McLennan Cos. Inc.	74,233	12,651
	Goldman Sachs Group Inc.	30,690	10,131
	Bank of New York Mellon Corp.	188,834	9,372
	Hartford Financial Services Group Inc.	106,400	7,640
	Travelers Cos. Inc.	33,782	6,173
	Commerce Bancshares Inc.	79,493	5,691
	First Citizens BancShares Inc. Class A	6,372	4,241
	Citizens Financial Group Inc.	92,461	4,191
	Credit Suisse Group AG ADR	484,400	3,802
*	Berkshire Hathaway Inc. Class B	10,600	3,741
	State Street Corp.	23,210	2,022
	Equitable Holdings Inc.	65,264	2,017
			215,163
Health Care (15.1%)
	Johnson & Johnson	159,289	28,231
	Medtronic plc	233,821	25,942
	Thermo Fisher Scientific Inc.	26,488	15,645
	Anthem Inc.	31,281	15,366
	Danaher Corp.	45,717	13,410
	Humana Inc.	29,935	13,027
	UnitedHealth Group Inc.	23,074	11,767
*	Boston Scientific Corp.	227,376	10,070
	Zoetis Inc.	42,834	8,078
*	IQVIA Holdings Inc.	31,163	7,205
*	Centene Corp.	79,060	6,656
	CVS Health Corp.	63,300	6,407
	GlaxoSmithKline plc ADR	145,316	6,330
*	Vertex Pharmaceuticals Inc.	15,633	4,080
	Sanofi ADR	75,064	3,854
	Zimmer Biomet Holdings Inc.	24,011	3,071
	HCA Healthcare Inc.	11,700	2,932
	Bristol-Myers Squibb Co.	38,500	2,812
			184,883
Industrials (9.6%)
	General Electric Co.	250,152	22,889
	Honeywell International Inc.	92,746	18,047
	FedEx Corp.	66,310	15,344
	Norfolk Southern Corp.	47,719	13,610
	Waste Management Inc.	67,685	10,728
	CNH Industrial NV	432,434	6,858
	Cummins Inc.	28,551	5,856
	Raytheon Technologies Corp.	54,200	5,370
	Caterpillar Inc.	23,738	5,289

		Shares	Market Value ($000)
	PACCAR Inc.	50,520	4,449
	HEICO Corp.	25,146	3,861
*	Southwest Airlines Co.	56,400	2,583
*	Fluor Corp.	64,750	1,858
*	Iveco Group NV	94,306	616
			117,358
Information Technology (18.0%)
	Microsoft Corp.	197,510	60,894
	Visa Inc. Class A	90,735	20,122
	Cisco Systems Inc.	333,540	18,598
	Oracle Corp.	168,864	13,970
*	F5 Inc.	58,900	12,307
	Analog Devices Inc.	73,237	12,097
	Texas Instruments Inc.	63,433	11,639
*	salesforce.com Inc.	41,845	8,885
	Accenture plc Class A	25,165	8,486
	Amphenol Corp. Class A	106,209	8,003
	Corning Inc.	163,030	6,018
*	Adobe Inc.	12,816	5,839
	Telefonaktiebolaget LM Ericsson ADR	629,315	5,752
	Applied Materials Inc.	37,767	4,978
*	Palo Alto Networks Inc.	7,903	4,920
	TE Connectivity Ltd.	35,960	4,710
*	PayPal Holdings Inc.	29,876	3,455
	Micron Technology Inc.	43,700	3,404
	Cognizant Technology Solutions Corp. Class A	33,200	2,977
	Fidelity National Information Services Inc.	28,828	2,895
			219,949
Materials (0.6%)
	Avery Dennison Corp.	31,706	5,516
	International Paper Co.	37,197	1,716
			7,232
Real Estate (1.3%)
	Prologis Inc.	97,857	15,802
Utilities (1.1%)
	PPL Corp.	397,555	11,354
	Southern Co.	36,123	2,619
			13,973
Total Common Stocks (Cost $919,558)			1,146,076
Temporary Cash Investments (5.9%)
Money Market Fund (5.9%)
[1]	Vanguard Market Liquidity Fund, 0.312% (Cost $71,654)	716,563	71,649
Total Investments (99.7%) (Cost $991,212)			1,217,725
Other Assets and Liabilities—Net (0.3%)			3,524
Net Assets (100%)			1,221,249
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	179	40,550	2,798
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,145,460	616	—	1,146,076
Temporary Cash Investments	71,649	—	—	71,649
Total	1,217,109	616	—	1,217,725
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,798	—	—	2,798
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.